Convertible Debentures (Details) - USD ($)					1 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2024	Dec. 29, 2023	Oct. 21, 2022	Nov. 22, 2019	Mar. 31, 2025	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 07, 2023
Convertible Debentures
Aggregate principal amount							$ 7,770,000		$ 7,780,000	$ 1,800,000
Interest rate (as a percent)		5.00%	5.00%
Fair value adjustments of warrants									1,928,681
Interest rate			5.00%
Investment, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Issuance cost incurred							0	$ 300,000	1,560,000	300,000	$ 0
Amortization of debentures discount							543,605	$ 283,235	$ 1,125,067	$ 357,995	$ 0
Conversion of debts into ordinary shares							$ 10,000
Number of shares issued upon conversion							11,973		680,183
Convertible Debenture
Convertible Debentures
Aggregate principal amount			$ 2,100,000
Interest rate (as a percent)			116.00%
Purchase price of warrants			$ 1,974,000
Convertible Debt Issued on December 29, 2023
Convertible Debentures
Aggregate principal amount		$ 6,740,000										$ 6,740,000
Warrants to purchase ordinary shares		1,070,719
Purchase price of warrants		$ 6,127,334										$ 6,127,334
Debt issuance costs		612,666
Fair value adjustments of warrants		4,399,645
Fair value of interest		6,127,334
Proceeds from issuance of debt		3,566,476
Proceeds from issuance of warrants		$ 2,560,858
Conversion price (in dollars per share)		$ 15
Interest rate		5.00%
Interest rate recalculation on issuance of ordinary shares		7.50%
Prepayments in cash									$ 960,000
Remaining principle balance							$ 5,780,000		$ 5,780,000
Convertible Debt Issued on October 21, 2022
Convertible Debentures
Aggregate principal amount			$ 2,100,000
Interest rate (as a percent)			116.00%
Purchase price of warrants			$ 1,974,000
Debt issuance costs			256,000
Fair value adjustments of warrants			1,007,799	$ 1,007,799
Fair value of interest			1,872,536
Proceeds from issuance of debt			1,198,804
Proceeds from issuance of warrants			$ 645,196
Conversion price (in dollars per share)			$ 0.33						$ 1.8
Weighted average interest rate			115.00%
Interest rate			6.00%
Interest rate recalculation on issuance of ordinary shares			9.00%
Prepayments in cash									$ 900,000
Remaining balance of the Debenture									$ 1,200,000
Number of shares issued upon conversion									680,183
Convertible Debenture issued on May 31, 2024
Convertible Debentures
Aggregate principal amount	$ 2,000,000
Interest rate (as a percent)	10.00%
Addition to interest rate	5.00%
Average price of ordinary share	95.00%
Maturity date	24 months
Cancelled warrants	$ 71,319
Cancellation of warrants	500,000
Subsequent Events | Convertible Debt Issued on December 29, 2023
Convertible Debentures
Conversion of debts into ordinary shares					$ 5,780,000
Number of shares issued upon conversion					9,477,901
Compensation for delay in debt repayments in shares					16,699,140
Interest of exchange note					$ 149,605
Subsequent Events | Convertible Debenture issued on May 31, 2024
Convertible Debentures
Conversion of debts into ordinary shares						$ 1,990,000
Number of shares issued upon conversion						2,802,200
Interest of exchange note						$ 142,525
Ordinary shares | Convertible Debenture
Convertible Debentures
Warrants to purchase ordinary shares			5,925,599
Ordinary shares | Convertible Debt Issued on December 29, 2023
Convertible Debentures
Conversion price (in dollars per share)		$ 0.95
Weighted average interest rate		20.00%
Ordinary shares | Convertible Debt Issued on October 21, 2022
Convertible Debentures
Warrants to purchase ordinary shares			5,925,599
Conversion price (in dollars per share)			$ 0.06
Weighted average interest rate			20.00%
Minimum
Convertible Debentures
Interest rate		5.00%
Minimum | Convertible Debt Issued on December 29, 2023
Convertible Debentures
Interest rate		13.50%
Interest rate recalculation on issuance of ordinary shares		16.00%
Minimum | Convertible Debt Issued on October 21, 2022
Convertible Debentures
Interest rate			12.00%
Interest rate recalculation on issuance of ordinary shares			15.00%
Minimum | Convertible Debenture issued on May 31, 2024
Convertible Debentures
Conversion price (in dollars per share)	$ 0.76
Maximum | Convertible Debenture
Convertible Debentures
Warrants to purchase ordinary shares			5,108,275
Maximum | Convertible Debt Issued on December 29, 2023
Convertible Debentures
Interest rate recalculation on issuance of ordinary shares		7.50%
Maximum | Convertible Debt Issued on October 21, 2022
Convertible Debentures
Warrants to purchase ordinary shares			5,108,275